Average Annual Total Returns	12 Months Ended
Oct. 31, 2013
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(4.99%)
Five Years	14.06%
Ten Years	10.64%
Inception Date	Jun. 22, 2000
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(5.19%)
Five Years	13.83%
Ten Years	10.44%
Inception Date	May 04, 1994
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(5.00%)
Five Years	14.00%
Since Inception	8.12%
Inception Date	Mar. 04, 2005
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(5.02%)
Five Years	14.00%
Since Inception	3.60%
Inception Date	Jan. 19, 2007
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(4.97%)
Since Inception	(1.65%)
Inception Date	Dec. 15, 2010
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(5.02%)
Five Years	13.99%
Since Inception	6.83%
Inception Date	Jun. 23, 2006
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	24.70%
Five Years	13.01%
Ten Years	7.40%
Inception Date	Jun. 18, 1990
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	24.95%
Five Years	13.19%
Ten Years	7.57%
Inception Date	May 15, 2000
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	24.89%
Five Years	13.15%
Ten Years	7.52%
Inception Date	Aug. 13, 2001
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	24.93%
Five Years	13.16%
Since Inception	5.75%
Inception Date	Mar. 04, 2005
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	24.87%
Five Years	13.15%
Since Inception	3.60%
Inception Date	Oct. 06, 2006
Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	14.49%
Since Inception	15.28%
Inception Date	Sep. 27, 2011
Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	14.34%
Five Years	12.40%
Since Inception	2.26%
Inception Date	Mar. 08, 2007
Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	14.52%
Five Years	12.63%
Since Inception	1.45%
Inception Date	Apr. 30, 2007
Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	14.50%
Five Years	12.58%
Since Inception	2.70%
Inception Date	Mar. 02, 2007
Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	14.54%
Since Inception	5.90%
Inception Date	Dec. 16, 2010
Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	17.14%
Since Inception	18.56%
Inception Date	Apr. 02, 2009
Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	16.86%
Since Inception	18.27%
Inception Date	Apr. 02, 2009
Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	17.72%
Since Inception	18.65%
Inception Date	Apr. 02, 2009
Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	2.72%
Since Inception	6.73%
Inception Date	Nov. 01, 2010
Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	2.82%
Since Inception	7.71%
Inception Date	Feb. 10, 2011
Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	2.87%
Since Inception	7.35%
Inception Date	Apr. 19, 2011
Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	3.34%
Since Inception	7.02%
Inception Date	Nov. 01, 2010
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	17.36%
Five Years	10.34%
Ten Years	6.26%
Inception Date	Jun. 18, 1990
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	17.57%
Five Years	10.50%
Ten Years	6.43%
Inception Date	May 15, 2000
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	17.55%
Five Years	10.46%
Ten Years	6.38%
Inception Date	Aug. 13, 2001
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	17.55%
Five Years	10.46%
Since Inception	4.92%
Inception Date	Mar. 04, 2005
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	17.56%
Five Years	10.47%
Since Inception	0.74%
Inception Date	Jun. 04, 2007
Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	22.79%
Five Years	14.80%
Since Inception	5.39%
Inception Date	Jun. 26, 2008
Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	23.00%
Five Years	15.03%
Since Inception	14.43%
Inception Date	Oct. 09, 2008
Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	22.98%
Five Years	15.00%
Since Inception	5.28%
Inception Date	Jun. 24, 2008
Return After Taxes on Distributions | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(5.72%)
Five Years	13.60%
Ten Years	10.22%
Return After Taxes on Distributions | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(5.87%)
Five Years	13.42%
Ten Years	10.06%
Return After Taxes on Distributions | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(5.73%)
Five Years	13.56%
Since Inception	7.70%
Return After Taxes on Distributions | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(5.74%)
Five Years	13.56%
Since Inception	3.16%
Return After Taxes on Distributions | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	23.78%
Five Years	12.37%
Ten Years	6.80%
Return After Taxes on Distributions | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	23.97%
Five Years	12.51%
Ten Years	6.94%
Return After Taxes on Distributions | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	23.95%
Five Years	12.47%
Since Inception	5.10%
Return After Taxes on Distributions | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	23.90%
Five Years	12.47%
Since Inception	2.88%
Return After Taxes on Distributions | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	13.51%
Five Years	11.89%
Since Inception	1.85%
Return After Taxes on Distributions | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	13.64%
Five Years	12.07%
Since Inception	1.00%
Return After Taxes on Distributions | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	13.62%
Five Years	12.03%
Since Inception	2.26%
Return After Taxes on Distributions | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	16.14%
Since Inception	17.76%
Return After Taxes on Distributions | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.94%
Since Inception	17.53%
Return After Taxes on Distributions | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	16.72%
Since Inception	17.86%
Return After Taxes on Distributions | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	1.52%
Since Inception	5.37%
Return After Taxes on Distributions | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	1.61%
Since Inception	5.80%
Return After Taxes on Distributions | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	2.08%
Since Inception	5.62%
Return After Taxes on Distributions | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	16.55%
Five Years	9.72%
Ten Years	5.78%
Return After Taxes on Distributions | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	16.69%
Five Years	9.83%
Ten Years	5.91%
Return After Taxes on Distributions | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	16.69%
Five Years	9.80%
Since Inception	4.39%
Return After Taxes on Distributions | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	16.70%
Five Years	9.80%
Since Inception	0.18%
Return After Taxes on Distributions | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	22.12%
Five Years	14.42%
Since Inception	5.06%
Return After Taxes on Distributions | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	22.29%
Five Years	14.61%
Since Inception	14.02%
Return After Taxes on Distributions | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	22.27%
Five Years	14.60%
Since Inception	4.92%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.42%)
Five Years	11.43%
Ten Years	8.92%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.56%)
Five Years	11.22%
Ten Years	8.74%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.43%)
Five Years	11.38%
Since Inception	6.68%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.44%)
Five Years	11.38%
Since Inception	2.89%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	14.52%
Five Years	10.53%
Ten Years	6.09%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	14.69%
Five Years	10.70%
Ten Years	6.24%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	14.67%
Five Years	10.67%
Since Inception	4.69%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	14.64%
Five Years	10.66%
Since Inception	2.92%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	8.56%
Five Years	9.98%
Since Inception	1.78%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	8.69%
Five Years	10.18%
Since Inception	1.17%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	8.67%
Five Years	10.13%
Since Inception	2.14%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	10.10%
Since Inception	14.96%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	9.91%
Since Inception	14.73%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	10.42%
Since Inception	15.04%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	1.71%
Since Inception	4.76%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	1.81%
Since Inception	5.17%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	2.07%
Since Inception	4.97%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	10.22%
Five Years	8.24%
Ten Years	5.07%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	10.36%
Five Years	8.38%
Ten Years	5.21%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	10.35%
Five Years	8.35%
Since Inception	3.94%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	10.35%
Five Years	8.35%
Since Inception	0.61%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	13.29%
Five Years	11.97%
Since Inception	4.25%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	13.43%
Five Years	12.17%
Since Inception	11.70%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	13.41%
Five Years	12.15%
Since Inception	4.16%
Based on Market Value | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(4.97%)
Five Years	14.04%
Since Inception	8.20%
Based on Market Value | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	24.35%
Five Years	13.22%
Since Inception	5.78%
Based on Market Value | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	14.27%
Five Years	12.42%
Since Inception	2.76%
Based on Market Value | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	16.57%
Since Inception	18.71%
Based on Market Value | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	2.47%
Since Inception	6.95%
Based on Market Value | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	17.85%
Five Years	10.41%
Since Inception	4.98%
Based on Market Value | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	22.81%
Five Years	14.84%
Since Inception	5.32%
MSCI Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	25.23%
Five Years	13.36%
Ten Years	7.28%
MSCI Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	25.23%
Five Years	13.36%
Ten Years	7.28%
MSCI Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	25.23%
Five Years	13.36%
Ten Years	7.28%
MSCI Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	25.23%
Five Years	13.36%
Since Inception	5.48%
MSCI Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	25.23%
Five Years	13.36%
Since Inception	3.32%
MSCI Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.27%
Five Years	10.94%
Ten Years	6.30%
MSCI Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.27%
Five Years	10.94%
Ten Years	6.30%
MSCI Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.27%
Five Years	10.94%
Ten Years	6.30%
MSCI Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.27%
Five Years	10.94%
Since Inception	4.88%
MSCI Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.27%
Five Years	10.94%
Since Inception	0.65%
Spliced Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(4.28%)
Five Years	14.39%
Ten Years	10.79%
Spliced Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(4.28%)
Five Years	14.39%
Ten Years	10.79%
Spliced Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(4.28%)
Five Years	14.39%
Since Inception	8.30%
Spliced Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(4.28%)
Five Years	14.39%
Since Inception	3.80%
Spliced Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(4.28%)
Since Inception	(1.69%)
Spliced Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(4.28%)
Five Years	14.39%
Since Inception	7.00%
MSCI Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.60%)
Five Years	14.79%
Ten Years	11.17%
MSCI Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.60%)
Five Years	14.79%
Ten Years	11.17%
MSCI Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.60%)
Five Years	14.79%
Since Inception	8.88%
MSCI Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.60%)
Five Years	14.79%
Since Inception	4.06%
MSCI Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.60%)
Since Inception	(1.13%)
MSCI Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.60%)
Five Years	14.79%
Since Inception	7.38%
FTSE All-World ex US Index | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.31%
Since Inception	15.13%
FTSE All-World ex US Index | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.31%
Five Years	13.28%
Since Inception	2.74%
FTSE All-World ex US Index | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.31%
Five Years	13.28%
Since Inception	1.57%
FTSE All-World ex US Index | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.31%
Five Years	13.28%
Since Inception	2.86%
FTSE All-World ex US Index | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.31%
Since Inception	6.08%
FTSE All-World Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	23.14%
Five Years	15.29%
Since Inception	5.19%
FTSE All-World Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	23.14%
Five Years	15.29%
Since Inception	13.68%
FTSE All-World Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	23.14%
Five Years	15.29%
Since Inception	5.00%
FTSE Global Small Cap ex US Index | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.07%
Since Inception	19.35%
FTSE Global Small Cap ex US Index | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.07%
Since Inception	19.35%
FTSE Global Small Cap ex US Index | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.07%
Since Inception	19.35%
S&P Global ex-U.S. Property Index | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	3.82%
Since Inception	6.77%
S&P Global ex-U.S. Property Index | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	3.82%
Since Inception	7.69%
S&P Global ex-U.S. Property Index | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	3.82%
Since Inception	7.42%
S&P Global ex-U.S. Property Index | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	3.82%
Since Inception	6.77%
FTSE Global All Cap Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	23.69%
Five Years	none
FTSE Global All Cap Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	23.69%
Five Years	none
FTSE Global All Cap Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	23.69%
Five Years	none
Spliced Total World Stock Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	23.69%
Five Years	15.40%
Since Inception	5.28%
Spliced Total World Stock Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	23.69%
Five Years	15.40%
Since Inception	13.78%
Spliced Total World Stock Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	23.69%
Five Years	15.40%
Since Inception	5.11%
FTSE Emerging Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.85%)
Five Years	14.78%
Ten Years	11.53%
FTSE Emerging Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.85%)
Five Years	14.78%
Ten Years	11.53%
FTSE Emerging Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.85%)
Five Years	14.78%
Since Inception	9.13%
FTSE Emerging Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.85%)
Five Years	14.78%
Since Inception	4.14%
FTSE Emerging Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.85%)
Since Inception	(1.89%)
FTSE Emerging Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.85%)
Five Years	14.78%
Since Inception	7.49%
FTSE Developed Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	25.83%
Five Years	13.69%
Ten Years	7.68%
FTSE Developed Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	25.83%
Five Years	13.69%
Ten Years	7.68%
FTSE Developed Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	25.83%
Five Years	13.69%
Ten Years	7.68%
FTSE Developed Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	25.83%
Five Years	13.69%
Since Inception	5.92%
FTSE Developed Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	25.83%
Five Years	13.69%
Since Inception	3.69%
FTSE Developed Asia Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.60%
Five Years	11.76%
Ten Years	7.00%
FTSE Developed Asia Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.60%
Five Years	11.76%
Ten Years	7.00%
FTSE Developed Asia Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.60%
Five Years	11.76%
Ten Years	7.00%
FTSE Developed Asia Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.60%
Five Years	11.76%
Since Inception	5.58%
FTSE Developed Asia Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.60%
Five Years	11.76%
Since Inception	1.37%
Spliced European Stock Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	25.68%
Five Years	13.44%
Ten Years	7.32%
Spliced European Stock Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	25.68%
Five Years	13.44%
Ten Years	7.32%
Spliced European Stock Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	25.68%
Five Years	13.44%
Ten Years	7.32%
Spliced European Stock Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	25.68%
Five Years	13.44%
Since Inception	5.52%
Spliced European Stock Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	25.68%
Five Years	13.44%
Since Inception	3.37%
Spliced Pacific Stock Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.40%
Five Years	10.96%
Ten Years	6.31%
Spliced Pacific Stock Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.40%
Five Years	10.96%
Ten Years	6.31%
Spliced Pacific Stock Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.40%
Five Years	10.96%
Ten Years	6.31%
Spliced Pacific Stock Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.40%
Five Years	10.96%
Since Inception	4.90%
Spliced Pacific Stock Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.40%
Five Years	10.96%
Since Inception	0.67%